CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - PIF Convertible Notes (Details) - USD ($) $ in Thousands	1 Months Ended							6 Months Ended	12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Jun. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Reclassification of preferred stock warrant liability to Series D								$ 9,936
Series D
Class of Stock [Line Items]
Conversion of Convertible Notes								271,985	$ 271,985
Issuance of Class B common stock to Sponsor		$ 200,000	$ 200,000	$ 400,000	$ 200,000	$ 200,000	$ 200,000
Contingent forward contract liability reclassified								39,564	39,563
Reclassification of preferred stock warrant liability to Series D	$ 9,936
Total proceeds								$ 1,324,485	$ 1,311,548
Series D | Conversion of preferred stock warrant to Series D
Class of Stock [Line Items]
Conversion of Convertible Notes	$ 3,000